NOTE 19 - Cost of revenues: Schedule of Cost of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Wage and salaries
Cost of revenues	$ 2,312	$ 1,701
Share based compensation
Cost of revenues	110	52
Materials
Cost of revenues	967	812
Subcontractors
Cost of revenues	6,864	3,833
Depreciation and amortization
Cost of revenues	518	427
Recruitment expenses
Cost of revenues	19	17
Exporting
Cost of revenues	100	143
Office maintenance, communication and Travel
Cost of revenues	356	54
Cost of revenues	$ 11,246	$ 7,039